Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of foreign currencies
	December 31, 2022	December 31, 2021	December 31, 2020
Period-end RMB: US$1 exchange rate	6.9646	6.3757	6.5249
Period-end HK$: US$1 exchange rate	7.7967	7.7981	7.7530

	December 31, 2022	December 31, 2021	December 31, 2020
Period-end RMB: US$1 exchange rate	6.7261	6.4515	6.8976
Period-end HK$: US$1 exchange rate	7.8310	7.7729	7.7562

Schedule of property and equipment are stated at cost less accumulated depreciation
	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%

Schedule of disaggregated information of revenues by services
	For the years ended December 31,
	2022	2021	2020
Financial and taxation solution services	$26,278	$26,491	$23,338
Education support services	4,409	4,635	4,558
Software and maintenance services	3,118	3,169	2,771
Revenue	$33,805	$34,295	$30,667